INCOME TAXES (Schedule of Balance Sheet Presentation of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Long-term deferred tax assets	$ 6,161	$ 2,869
Domestic [Member]
Income Taxes [Line Items]
Long-term deferred tax assets	2,011	3,414
Foreign [Member]
Income Taxes [Line Items]
Long-term deferred tax assets	$ 2,747	$ 858